Mine restoration provisions - Schedule of Mine Restoration Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Change in obligation	$ 793	$ 343
Mine restoration provisions
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	117,281	104,282
Reclamation spending	(793)	(343)
Accretion expense	2,571	1,438
Change in obligation	(17,946)	12,484
Liabilities associated with assets sold	0	(580)
Balance, end of year	101,113	117,281
Less: current portion	(5,545)	(734)
Mine restoration provisions, noncurrent	$ 95,568	$ 116,547